Guarantor Financial Information - Condensed Consolidating Statement of Cash Flows (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Condensed Financial Statements, Captions [Line Items]
Net cash provided by operating activities	$ 52		$ 802	$ 659	$ 544
Investing activities:
Acquisition of subsidiaries and affiliates, net of cash acquired	(11)	(16)	(160)	(132)	(55)
Proceeds from sale of subsidiaries and affiliates, net			(4)	5	17
Additions to property, plant and equipment and other assets	(9)	(42)	(132)	(177)	(178)
Additions to intangible assets	(61)	(40)	(226)	(190)	(156)
Other investing activities	(1)			(1)	7
Net cash used in investing activities	(82)	(98)	(522)	(495)	(365)
Financing activities:
Net borrowings on revolving credit facility	55	120
Proceeds from issuances of debt, net of issuance costs	1,867	1,209	1,999	6	1,065
Repayments of debt	(1,889)	(1,271)	(2,230)	(2,110)	(1,228)
Increase/(decrease) in other short-term borrowings	1	6	3	(6)	(6)
Return of capital to parent	(35)
Capital contributions from parent				2,077
Activity under stock plans			(5)	(2)	(4)
Settlement of derivatives, intercompany and other financing activities	(5)	(4)
Net cash (used in)/provided by financing activities	(10)	60	(316)	(257)	(264)
Effect of exchange rate changes on cash and cash equivalents	(15)	7	5	(7)	(8)
Net (decrease) in cash and cash equivalents	(55)	(31)	(31)	(100)	(93)
Cash and cash equivalents at beginning of period	287	318	318	418	511
Cash and cash equivalents at end of period	232	287	287	318	418
Nielsen [Member]
Condensed Financial Statements, Captions [Line Items]
Net cash provided by operating activities		1	(1)	1	3
Financing activities:
Repayments of debt		(40)	(106)	(505)	(64)
Return of capital to parent	(35)
Capital contributions from parent			15	2,077	(9)
Settlement of derivatives, intercompany and other financing activities	35	39	92	(1,578)	69
Net cash (used in)/provided by financing activities		(1)	1	(6)	(4)
Effect of exchange rate changes on cash and cash equivalents				4
Net (decrease) in cash and cash equivalents				(1)	(1)
Cash and cash equivalents at beginning of period				1	2
Cash and cash equivalents at end of period					1
Issuers [Member]
Condensed Financial Statements, Captions [Line Items]
Net cash provided by operating activities	148	96	127	132	(15)
Financing activities:
Proceeds from issuances of debt, net of issuance costs	1,866		1,998		1,065
Repayments of debt	(1,889)	(1,229)	(2,120)	(1,603)	(1,161)
Proceeds from the issuance of debt, net of issuance cost		1,209
Settlement of derivatives, intercompany and other financing activities	(125)	(76)	(5)	1,471	109
Net cash (used in)/provided by financing activities	(148)	(96)	(127)	(132)	13
Net (decrease) in cash and cash equivalents					(2)
Cash and cash equivalents at beginning of period					2
Guarantor [Member]
Condensed Financial Statements, Captions [Line Items]
Net cash provided by operating activities	(71)	(118)	303	104	185
Investing activities:
Acquisition of subsidiaries and affiliates, net of cash acquired	(10)	(14)	(142)	(112)	(35)
Proceeds from sale of subsidiaries and affiliates, net			(4)	4	17
Additions to property, plant and equipment and other assets	(5)	(29)	(59)	(102)	(112)
Additions to intangible assets	(57)	(34)	(204)	(172)	(143)
Other investing activities				(1)	2
Net cash used in investing activities	(72)	(77)	(409)	(383)	(271)
Financing activities:
Net borrowings on revolving credit facility	55	120
Proceeds from issuances of debt, net of issuance costs	1			6
Repayments of debt		(2)	(4)	(2)	(3)
Increase/(decrease) in other short-term borrowings				(2)	4
Activity under stock plans	(2)		(3)	(2)	(4)
Settlement of derivatives, intercompany and other financing activities	77	56	104	246
Net cash (used in)/provided by financing activities	131	174	97	246	(3)
Effect of exchange rate changes on cash and cash equivalents				1	(6)
Net (decrease) in cash and cash equivalents	(12)	(21)	(9)	(32)	(95)
Cash and cash equivalents at beginning of period	24	33	33	65	160
Cash and cash equivalents at end of period	12	12	24	33	65
Non-Guarantor [Member]
Condensed Financial Statements, Captions [Line Items]
Net cash provided by operating activities	(25)	21	373	422	371
Investing activities:
Acquisition of subsidiaries and affiliates, net of cash acquired	(1)	(2)	(18)	(20)	(20)
Proceeds from sale of subsidiaries and affiliates, net				1
Additions to property, plant and equipment and other assets	(4)	(13)	(73)	(75)	(66)
Additions to intangible assets	(4)	(6)	(22)	(18)	(13)
Other investing activities	(1)				5
Net cash used in investing activities	(10)	(21)	(113)	(112)	(94)
Financing activities:
Proceeds from issuances of debt, net of issuance costs			1
Increase/(decrease) in other short-term borrowings	1	6	3	(4)	(10)
Activity under stock plans	(2)		(2)
Settlement of derivatives, intercompany and other financing activities	8	(23)	(289)	(361)	(260)
Net cash (used in)/provided by financing activities	7	(17)	(287)	(365)	(270)
Effect of exchange rate changes on cash and cash equivalents	(15)	7	5	(12)	(2)
Net (decrease) in cash and cash equivalents	(43)	(10)	(22)	(67)	5
Cash and cash equivalents at beginning of period	263	285	285	352	347
Cash and cash equivalents at end of period	220	275	263	285	352
Consolidated [Member]
Condensed Financial Statements, Captions [Line Items]
Net cash provided by operating activities	52		802	659	544
Investing activities:
Acquisition of subsidiaries and affiliates, net of cash acquired	(11)	(16)	(160)	(132)	(55)
Proceeds from sale of subsidiaries and affiliates, net			(4)	5	17
Additions to property, plant and equipment and other assets	(9)	(42)	(132)	(177)	(178)
Additions to intangible assets	(61)	(40)	(226)	(190)	(156)
Other investing activities	(1)			(1)	7
Net cash used in investing activities	(82)	(98)	(522)	(495)	(365)
Financing activities:
Net borrowings on revolving credit facility	55	120
Proceeds from issuances of debt, net of issuance costs	1,867		1,999	6	1,065
Repayments of debt	(1,889)	(1,271)	(2,230)	(2,110)	(1,228)
Proceeds from the issuance of debt, net of issuance cost		1,209
Increase/(decrease) in other short-term borrowings	1	6	3	(6)	(6)
Return of capital to parent	(35)
Capital contributions from parent			15	2,077	(9)
Activity under stock plans	(4)		(5)	(2)	(4)
Settlement of derivatives, intercompany and other financing activities	(5)	(4)	(98)	(222)	(82)
Net cash (used in)/provided by financing activities	(10)	60	(316)	(257)	(264)
Effect of exchange rate changes on cash and cash equivalents	(15)	7	5	(7)	(8)
Net (decrease) in cash and cash equivalents	(55)	(31)	(31)	(100)	(93)
Cash and cash equivalents at beginning of period	287	318	318	418	511
Cash and cash equivalents at end of period	$ 232	$ 287	$ 287	$ 318	$ 418